Long-term Debt and Capital Structure - Summary of Net Debt to Adjusted EBITDA (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Objectives Policies And Processes For Managing Capital [Line Items]
Short-Term Borrowings	$ 137		$ 137
Long-Term Debt	7,797		7,797		$ 6,699
Less: Cash and Cash Equivalents	(404)	$ (437)	(404)	$ (437)	(186)	$ (152)	$ (64)	$ (781)
Net Debt	7,530		7,530		6,513
Net Earnings (Loss)	(194)	187	(2,226)	2,081
Add (Deduct):
Interest Income	(2)	(3)	(4)	(9)
Foreign Exchange (Gain) Loss, Net	(159)	88	168	(265)
Re-measurement of Contingent Payment	(31)	(17)	(97)	137
Other (Income) Loss, Net	(17)	$ (11)	(60)	$ (4)
Rolling Twelve Month Basis
Disclosure Of Objectives Policies And Processes For Managing Capital [Line Items]
Short-Term Borrowings	137		137
Long-Term Debt	7,797		7,797		6,699
Less: Cash and Cash Equivalents	(404)		(404)		(186)
Net Debt	$ 7,530		7,530		6,513
Net Earnings (Loss)			(2,113)		2,194
Add (Deduct):
Finance Costs			526		511
Interest Income			(7)		(12)
Income Tax Expense (Recovery)			(688)		(797)
Depreciation, Depletion and Amortization			3,196		2,249
E&E Write-Down			104		82
Unrealized (Gain) Loss on Risk Management			(1)		149
Foreign Exchange (Gain) Loss, Net			29		(404)
Re-measurement of Contingent Payment			(70)		164
(Gain) Loss on Divestitures of Assets			(9)		(2)
Other (Income) Loss, Net			(67)		(11)
Adjusted EBITDA			$ 900		$ 4,123
Net Debt to Adjusted EBITDA			840.00%		160.00%